Financial instruments - Maximum Credit Risk Exposure (Details) $ in Thousands	Dec. 31, 2022 USD ($) customers	Dec. 31, 2021 USD ($)
Financial Instruments [Abstract]
Number of significant customers | customers	6
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 352,306	$ 162,128
Credit risk | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	177,702	130,129
Credit risk | Accounts receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,289	30,704
Credit risk | Note receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,630	0
Credit risk | Deposits and other non-current assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,985	1,295
Credit risk | Short-term investments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 139,700	$ 0